ACQUISITIONS - Assets, Liabilities and Results of Operations (Details) - VCS Business $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
Net sales	$ 3,266
Net earnings (loss)	$ (400)